UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-08287

Cohen & Steers Real Estate Securities Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana Devivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	100.0%
COMMUNICATIONS—TOWERS	2.0%
Crown Castle International Corp.		848,732	$94,489,333

REAL ESTATE	98.0%
DATA CENTERS	12.0%
CyrusOne, Inc.		1,909,074	121,035,292
Digital Realty Trust, Inc.		1,644,226	184,942,540
Equinix, Inc.		591,878	256,218,067

			562,195,899

HEALTH CARE	10.6%
HCP, Inc.		5,398,281	142,082,756
Healthcare Trust of America, Inc., Class A		1,780,473	47,485,215
Sabra Health Care REIT, Inc.		3,571,137	82,564,687
Welltower, Inc.		3,524,502	226,695,969

			498,828,627

HOTEL	7.4%
Extended Stay America		3,363,265	68,038,851
Park Hotels & Resorts, Inc.		5,362,965	176,012,511
Red Rock Resorts, Inc. Class A		1,608,932	42,878,038
RLJ Lodging Trust		2,705,875	59,610,426

			346,539,826

INDUSTRIALS	10.2%
Americold Realty Trust		1,657,526	41,471,300
Industrial Logistics Properties Trust		1,860,756	42,815,996
Liberty Property Trust		3,252,815	137,431,434
Prologis, Inc.		3,825,067	259,301,292

			481,020,022

NET LEASE	6.9%
Agree Realty Corp.		1,069,487	56,811,149
Easterly Government Properties		2,385,905	46,214,980
Four Corners Property Trust, Inc.		1,820,313	46,763,841
VEREIT, Inc.		11,165,602	81,062,271
VICI Properties, Inc.		4,365,187	94,375,343

			325,227,584

1

		Shares	Value
OFFICE	10.0%
Boston Properties, Inc.		1,217,551	$149,868,353
Cousins Properties, Inc.		2,471,686	21,973,289
Hudson Pacific Properties, Inc.		2,995,213	98,003,369
Kilroy Realty Corp.		1,496,725	107,300,215
Vornado Realty Trust		1,270,227	92,726,571

			469,871,797

RESIDENTIAL	20.0%
APARTMENT	16.3%
Apartment Investment & Management Co., Class A		4,507,872	198,932,391
Equity Residential		2,180,384	144,472,244
Essex Property Trust, Inc.		862,873	212,879,398
UDR		5,177,864	209,341,041

			765,625,074

MANUFACTURED HOME	2.0%
Sun Communities, Inc.		931,314	94,565,624

SINGLE FAMILY	1.7%
American Homes 4 Rent, Class A		374,173	8,190,647
Invitation Homes, Inc.		3,093,625	70,874,949

			79,065,596

TOTAL RESIDENTIAL			939,256,294

SELF STORAGE	4.4%
CubeSmart		3,237,647	92,370,069
Life Storage, Inc.		1,217,230	115,831,607

			208,201,676

SHOPPING CENTERS	13.2%
COMMUNITY CENTER	7.7%
Brixmor Property Group, Inc.		3,259,713	57,077,575
DDR Corp.		6,888,254	92,233,721
Regency Centers Corp.		1,932,071	124,947,031
Weingarten Realty Investors		2,970,738	88,409,163

			362,667,490

REGIONAL MALL	5.5%
Simon Property Group, Inc.		1,053,431	186,193,929
Taubman Centers, Inc.		1,159,362	69,364,629

			255,558,558

TOTAL SHOPPING CENTERS			618,226,048

2

		Shares	Value
SPECIALTY	3.3%
Cushman & Wakefield PLC(a)		1,784,816	$30,324,024
Iron Mountain, Inc.		2,229,245	76,953,537
Outfront Media, Inc.		2,378,496	47,450,995

			154,728,556

TOTAL REAL ESTATE			4,604,096,329

TOTAL COMMON STOCK (Identified cost—$4,232,465,237)			4,698,585,662

SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(b)		70,904,273	70,904,273

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$70,904,273)			70,904,273

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$4,303,369,510)	101.5%		4,769,489,935
WRITTEN OPTION CONTRACTS	(0.1)		(2,499,671)
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4)		(66,823,228)

NET ASSETS	100.0%		$4,700,167,036

Over-the-Counter Option Contracts

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(c)	Premiums Received	Value
Call — Digital Realty Trust, Inc.	Goldman Sachs International	$129.39	11/16/18	(171)	$(1,923,408)	$(24,111)	$(2,005)
Call — Digital Realty Trust, Inc.	Goldman Sachs International	130.42	11/16/18	(5,839)	(65,677,072)	(820,678)	(56,229)

3

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(c)	Premiums Received	Value
Put — Digital Realty Trust, Inc.	Goldman Sachs International	$114.27	11/16/18	(5,839)	$(65,677,072)	$(674,271)	$(2,379,891)
Put — Digital Realty Trust, Inc.	Goldman Sachs International	113.37	11/16/18	(171)	(1,923,408)	(20,862)	(61,546)
				(12,020)	$(135,200,960)	$(1,539,922)	$(2,499,671)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.
(c)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

4

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$4,698,585,662	$4,698,585,662	$—	$—
Short-Term Investments	70,904,273	—	70,904,273	—

Total Investments in Securities(a)	$4,769,489,935	$4,698,585,662	$70,904,273	$—

Written Option Contracts	$(2,499,671)	$—	$(2,499,671)	$—

Total Derivative Liabilities(a)	$(2,499,671)	$—	$(2,499,671)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended September 30, 2018:

Written Option Contracts(a)
Average Notional Amount	$115,370,039
Ending Notional Amount	135,200,960

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 21, 2018